Property and Equipment, Net (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Property and Equipment, Net
Buildings	¥ 2,478,634	$ 359,368	¥ 2,478,741
Leasehold improvements	154,900	22,458	176,442
Furniture, fixtures and equipment	135,337	19,622	136,624
Motor vehicles	33,148	4,806	46,326
Software	190,227	27,581	171,079
Property, Plant and Equipment, Gross	2,992,246	433,835	3,009,212
Accumulated depreciation	(546,988)	(79,306)	(444,876)
Property Plant And Equipment Net Excluding Construction In Progress, Total	2,445,258	354,529	2,564,336
Construction in progress	41,059	5,953	16,599
Property and equipment, net	¥ 2,486,317	$ 360,482	¥ 2,580,935